Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of November 24, 2021 (Servicing Agreement), by and between DUKE ENERGY CAROLINAS, LLC, as servicer (Servicer), and DUKE ENERGY CAROLINAS NC STORM FUNDING LLC, the Servicer does hereby certify, for the July 1, 2022, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: December 1, 2021 to June 30, 2022
Payment Date: July 1, 2022
1.Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	December 2021	Collection Period	$5,873.81
ii.	Remittances for the	January 2022	Collection Period	551,177.86
iii.	Remittances for the	February 2022	Collection Period	1,155,979.30
iv.	Remittances for the	March 2022	Collection Period	1,764,766.16
v.	Remittances for the	April 2022	Collection Period	1,249,988.34
vi.	Remittances for the	May 2022	Collection Period	1,351,846.75
vii.	Remittances for the	June 2022	Collection Period	1,433,551.86
viii.
ix.	Investment Earnings on General Subaccount			360.92
x.	Investment Earnings on Capital Subaccount			1,157.13
xi.	Investment Earnings on Excess Funds Subaccount			—
xii.	General Subaccount Balance (sum of i through xi above)			$7,514,702.13
xiii.	Excess Funds Subaccount Balance as of prior Payment Date			—
xiv.	Capital Subaccount Balance as of prior Payment Date			1,186,050.00

2.     Outstanding Amounts as of prior Payment Date:

i.	Storm Recovery Series A	2031	Outstanding Amount	$100,000,000.00
ii.	Storm Recovery Series A	2041	Outstanding Amount	137,210,000.00
iii.	Aggregate Outstanding Amount of all Storm Recovery Bonds			$237,210,000.00

3.     Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Storm Recovery Series A	2031	$4,538,012.00
ii.	Storm Recovery Series A	2041	—
iii.	All Storm Recovery Bonds

	Interest
			Interest Rate	Days in Interest Period	Principal Balance	Interest Due
iv.	Storm Recovery Series A	2031	1.679%	212	$100,000,000.00	$1,012,064.00
v.	Storm Recovery Series A	2041	2.617%	212	137,210,000.00	2,164,446.00

vi.	All Storm Recovery Bonds					$3,176,510.00
					Required Level	Funding Required
vii.	Capital Account				$1,186,050.00	$—

Exhibit 99.1
4.     Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts				$—
ii.	Servicing Fee				71,163.00
iii.	Administration Fee				50,000.00
iv.	Operating Expenses				41,961.70

Storm Recovery Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$3,176,510.00
1.	Storm Recovery Series A	2031	$1,012,064.00	$10.12
2.	Storm Recovery Series A	2041	2,164,446.00	15.77

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Storm Recovery Series A	2031	$—	$—
2.	Storm Recovery Series A	2041	—	—

vii.	Semi-Annual Principal				$4,538,012.00
1.	Storm Recovery Series A	2031	$4,538,012.00	$45.38
2.	Storm Recovery Series A	2041	—	—

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				—
x.	Capital Subaccount Return to Duke Energy Carolinas				18,623.36
xi.	Deposits to Excess Funds Subaccount				—
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$7,896,270.06

5.    Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Storm Recovery Series A	2031	$95,461,988.00
ii.	Storm Recovery Series A	2041	137,210,000.00
vi.	Aggregate Outstanding Amount of all Storm Recovery Bonds		$232,671,988.00
vii.	Excess Funds Subaccount Balance		—
viii.	Capital Subaccount Balances		804,482.07
ix.	Aggregate Collection Account Balance		$804,482.07

Exhibit 99.1

6.    Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$—
ii.	Capital Subaccount	381,567.93
iii.	Total Withdrawals	$381,567.93

7.    Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Storm Recovery Series A	2031	$—
	Storm Recovery Series A	2041	—
	Total		$—
ii.	Semi-annual Principal
	Storm Recovery Series A	2031	$—
	Storm Recovery Series A	2041	—
	Total		$—

8.    Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—

9.    Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$381,567.93

Exhibit 99.1
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	June 22, 2022	DUKE ENERGY CAROLINAS, LLC,
as Servicer

	By:	/s/ Nicholas Speros
Nicholas Speros
Director of Accounting